DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS International Growth Fund and DWS European Equity Fund (formerly Deutsche International Growth Fund and Deutsche European Equity Fund, respectively) (the “Funds”), each a series of Deutsche DWS Global/International Fund, Inc. (formerly Deutsche Global/International Fund, Inc.) (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 161 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 30, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.